Finance Lease Receivable (Details) - Schedule of classified a finance lease receivable - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of classified a finance lease receivable [Abstract]
Current	$ 152	$ 143
Non-current		149
Finance lease receivable total	$ 152	$ 292